Share-based payments - Cash-settled share payment plans (Details) - SAR - Option	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period.		11,328	11,960
Granted	215,688
Forfeited / cancelled		(11,328)	(632)
Outstanding at December 31		0	11,328
Exercisable at December 31			11,328	11,328